Prepaids Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2025
Prepaids Expenses And Other Current Assets
Schedule of prepaid and other current assets

	As of March 31,
	2025	2024
Advance non-income taxes[1]	$3,680	$4,179
Prepaid expenses	1,196	878
Advance to vendors	838	728
Security deposits	114	424
Other	1,753	786
	$7,581	$6,995

[1]	Advance non-income taxes consist of tax credits owed to the Company that were levied from taxing authorities.